Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of the Company's Debt

The Company’s debt at December 31, 2016 consisted of the following:

2016
Term Loan Facility due September 30, 2022 (a)	$353
8.75% Senior Secured Notes due October 15, 2023	450
Capital lease obligations	6
Unamortized debt issuance costs	(15)
Total debt	794
Less: current portion	(52)
Long-term debt	$742

(a)	The borrowings under the term loan facility are subject to a variable interest rate. As of December 31, 2016 the interest rate was 7.00%.

Future Maturities of Debt

At December 31, 2016, the future maturities of debt, including capitalized leases, were as follows:

Amount
2017	$54
2018	49
2019	43
2020	43
2021	43
2022 and thereafter	586
Total (a)	$818
(a)

Excludes unamortized debt issuance costs of $6 million and $9 million related to the Company’s Term Loan Facility and 8.75% Senior Notes due October 15, 2023, respectively, and a discount of $9 million related to the Company’s Term Loan Facility. These amounts do not represent contractual obligations with a fixed amount or maturity date.

Summary Of Interest Expense

The following table summarizes interest expense included in the Consolidated and Combined Statements of Income:

	2016	2015	2014
Interest incurred	$19	$—	$—
Less: interest income	(1)	(3)	(4)
Interest expense (income), net	$18	$(3)	$(4)